Fair Value of Financial Instruments (Tables)	6 Months Ended
Feb. 24, 2018
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
Fair value at February 24, 2018 is summarized as follows:

Successor	Level 1	Level 2	Level 3	Total
Liabilities
TRA liability	$—	$—	$27,290	$27,290

Fair value at August 26, 2017 is summarized as follows:

Successor	Level 1	Level 2	Level 3	Total
Liabilities
TRA liability	$—	$—	$25,675	$25,675